INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Management has estimated a 10 year useful life due to the risk of technological obsolescence of the intellectual property and the applications in which they are putting it in.
	December 31, 2012	December 31, 2011
Cost basis	$50,000	$—
Less: accumulated amortization	(2,500)	—
	$47,500	$—

Schedule of expected amortization	Future amortization is expected to be as follows:

2013	$5,000
2014	5,000
2015	5,000
2016	5,000
2017	5,000
Thereafter	22,500
$47,500